Backstop and Common Stock Purchase Agreements (Details Narrative) - Vellar Backstop Agreement [Member] - Aesther Healthcare Acquisition Corp [Member]	Aug. 31, 2022 USD ($) $ / shares shares
Statement [Line Items]
Number of shares issued | shares	4,000,000
Value of shares issued	$ 40,000,000
Weighted average share price | $ / shares	$ 2.50
Business combination agreement, descrition	The Vellar Backstop Agreement matures on the earlier to occur of (a) 3 years after the closing of the Business Combination Agreement or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 20 out of 30 consecutive trading days is less than $3 per share.
Breakup fee	$ 1,000,000
Structuring fees	$ 5,000
Maximum [Member]
Statement [Line Items]
Weighted average share price | $ / shares	$ 5.00